Operating Segments - Summary of Disaggregated Revenue by Business Line (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disaggregation of Revenue [Line Items]
Revenue		$ 365,988	$ 353,585	$ 1,112,569	$ 1,115,352
US Acquiring
Disaggregation of Revenue [Line Items]
Revenue		185,407	164,946	541,701	482,929
eCash
Disaggregation of Revenue [Line Items]
Revenue	[1]	93,918	90,174	290,747	306,967
Digital Wallet
Disaggregation of Revenue [Line Items]
Revenue	[1]	75,173	83,663	236,178	275,856
Integrated & Ecommerce Solutions (IES)
Disaggregation of Revenue [Line Items]
Revenue	[1]	18,326	21,956	67,147	72,105
Intracompany
Disaggregation of Revenue [Line Items]
Revenue	[1]	$ (6,836)	$ (7,154)	$ (23,204)	$ (22,505)

[1]	These business lines are part of the Digital Commerce segment.